Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Basic:
Net income	¥ 167,638	$ 24,144	¥ 215,481		¥ 166,080
Less: Net income attributable to the noncontrolling interests	10,591	1,526	5,395		4,320
Net income attributable to the Fanhua's shareholders	¥ 157,047	$ 22,618	¥ 210,086		¥ 161,760
Weighted average number of ordinary shares outstanding	1,160,592,325	1,160,592,325	1,151,705,374		1,005,842,212
Basic net income per ordinary share | (per share)	¥ 0.14	$ 0.02	¥ 0.18		¥ 0.16
Basic net income per ADS | (per share)	¥ 2.71	$ 0.39	¥ 3.65		¥ 3.22
Diluted:
Net income	¥ 167,638	$ 24,144	¥ 215,481		¥ 166,080
Less: Net income attributable to the noncontrolling interests | ¥	10,591		5,395		4,320
Net income attributable to the Company's shareholders | ¥	¥ 157,047		¥ 210,086		¥ 161,760
Weighted average number of ordinary shares outstanding	1,160,592,325	1,160,592,325	1,151,705,374		1,005,842,212
Weighted average number of dilutive potential ordinary shares from share options	48,229,471	48,229,471	51,618,147		6,749,175
Total	1,208,821,796	1,208,821,796	1,203,323,521		1,012,591,387
Diluted net income per ordinary share | (per share)	¥ 0.13	$ 0.02	¥ 0.17	$ 0.54	¥ 0.16
Diluted net income per ADS | (per share)	¥ 2.6	$ 0.37	¥ 3.49		¥ 3.19